Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits

Note 9 - Deposits

The composition of deposits at December 31, 2011 and 2010 is as follows:

	2011		2010
	Amount	Percentage of Total	Amount	Percentage of Total
	(dollars in thousands)

Demand deposits	$62,339	15%	$54,837	13%
Interest checking and money market	185,539	43%	187,493	43%
Savings	39,273	9%	37,624	8%
Time deposits $100,000 and over	58,274	13%	59,431	14%
Other time deposits	85,913	20%	94,648	22%

Total	$431,338	100%	$434,033	100%

The maturities of fixed-rate time deposits at December 31, 2011 are reflected in the table below:

Year ending December 31,	Time Deposits $100,000 and Over	Other Time Deposits
	(dollars in thousands)
2012	$28,346	$41,695
2013	11,814	19,274
2014	2,406	8,176
2015	4,885	6,870
2016	10,823	9,898
Thereafter	—	—

Total	$58,274	$85,913